Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Current Financial Assets
Summary of Convertible Promissory Note Agreements

	Interest	2023	2022
		USD	USD
Investment A	1.08% p.a.	—	—
Investment B	0% p.a.	—	—
		—	—

Summary of movements in current financial assets

	2023	2022
	USD	USD
At 1 January	—	10,000,880
Additions	—	—
Impairment	—	(10,000,880)
At 31 December	—	—